Dividend - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Aug. 08, 2011 USD ($)	Aug. 08, 2011 CNY	Feb. 21, 2011 USD ($)	Feb. 21, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Dividends [Line Items]
Declared Dividends	$ 721,309,505	4,539,849,894	$ 42,948,709	270,314,878
Dividend, registered date	Aug. 31, 2011	Aug. 31, 2011	Mar. 18, 2011	Mar. 18, 2011
Dividends Paid					$ 764,258,214	4,810,164,772	279,122,994	277,652,205